Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable Recorded Investment [Line Items]
Loans	$ 356,871	$ 341,829
Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	114,712	109,752
Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	40,186	26,718
Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,024	5,625
Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	77,919	81,769
Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,506	50,815
Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,838	1,687
Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	54,912	55,752
Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	10,774	9,711
Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	355,846	340,379
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	114,335	109,360
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	40,135	26,528
Performing [Member] | Real Estate 1 - 4 Family Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	5,024	5,625
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	77,379	80,923
Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	50,483	50,793
Performing [Member] | Other Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	2,838	1,687
Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	54,878	55,752
Performing [Member] | Consumer Loans [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	10,774	9,711
Non-Performing [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	1,025	1,450
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	377	392
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	51	190
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	540	846
Non-Performing [Member] | Home Equity [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	23	$ 22
Non-Performing [Member] | Commercial Loan [Member]
Financing Receivable Recorded Investment [Line Items]
Loans	$ 34